Document and Entity Information	0 Months Ended
Apr. 01, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 01, 2014
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Apr. 01, 2014
Document Effective Date	Apr. 01, 2014
Prospectus Date	Aug. 28, 2013
Institutional, P, Administrative, D | AllianzGI Opportunity Fund | Institutional
Risk/Return:
Trading Symbol	POFIX
Institutional, P, Administrative, D | AllianzGI Opportunity Fund | P
Risk/Return:
Trading Symbol	AOCPX
Institutional, P, Administrative, D | AllianzGI Opportunity Fund | Administrative
Risk/Return:
Trading Symbol	POADX
Institutional, P, Administrative, D | AllianzGI Opportunity Fund | D
Risk/Return:
Trading Symbol	APPDX
Institutional, P, D | AllianzGI Small-Cap Blend Fund | Institutional Class
Risk/Return:
Trading Symbol	AZBIX
Institutional, P, D | AllianzGI Small-Cap Blend Fund | Class P
Risk/Return:
Trading Symbol	AZBPX
Institutional, P, D | AllianzGI Small-Cap Blend Fund | Class D
Risk/Return:
Trading Symbol	AZBDX
A, B, C, R | AllianzGI Opportunity Fund | A
Risk/Return:
Trading Symbol	POPAX
A, B, C, R | AllianzGI Opportunity Fund | B
Risk/Return:
Trading Symbol	POOBX
A, B, C, R | AllianzGI Opportunity Fund | C
Risk/Return:
Trading Symbol	POPCX
A, B, C, R | AllianzGI Opportunity Fund | R
Risk/Return:
Trading Symbol	AOORX
A, C | AllianzGI Small-Cap Blend Fund | Class A
Risk/Return:
Trading Symbol	AZBAX
A, C | AllianzGI Small-Cap Blend Fund | Class C
Risk/Return:
Trading Symbol	AZBCX